Short-term investments and Cash and Cash equivalents - Summary of Short Term Investments and Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Short term investments1 [abstract]
Short-term investments	€ 0	€ 0
Cash and cash equivalents	26,692	39,338	€ 33,668	€ 40,542
Total Short-term investments and Cash and Cash equivalents	€ 26,692	€ 39,338